Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[3]	Dec. 31, 2018 MXN ($)		Dec. 31, 2017 MXN ($)
OPERATING ACTIVITIES
Income before income taxes from discontinued operations						$ 1,308		$ 1,265	[1]
Income before income taxes from continuing operations		$ 38,524	[2]	$ 2,043	[2]	39,882		43,694	[1]
Non-cash items adjustments:
Operating (income) expenses		(1,279)	[2]	(68)	[2]	1,687		3,166	[1]
Non-operating expenses	[1]							25,817
Depreciation		23,361	[2]	1,239	[2]	14,698		13,799	[1]
Amortization		2,449	[2]	130	[2]	2,539		1,841	[1]
Gain on sale of long-lived assets		68	[2]	4	[2]	(174)		(210)	[1]
(Gain) loss on sale of shares	[1]							(30,112)
Disposal of long-lived assets		861	[2]	46	[2]	518		451	[1]
Impairment of long-lived assets		1,018	[2]	54	[2]	432		2,063	[1]
Share of the profit of equity accounted investees, net of taxes		(6,228)	[2]	(330)	[2]	(6,252)		(7,923)	[1]
Interest income		(3,168)	[2]	(168)	[2]	(2,832)		(1,470)	[1]
Interest expense		14,133	[2]	749	[2]	9,825		11,092	[1]
Foreign exchange loss (gain), net		2,467	[2]	131	[2]	248		(4,934)	[1]
Monetary position (gain), net		(260)	[2]	(14)	[2]	(216)		(1,590)	[1]
Market value loss on financial instruments		320	[2]	17	[2]	355		204	[1]
Net cash flow from operating activities before changes in operating accounts		72,266	[2]	3,833	[2]	60,710		55,888	[1]
Trade accounts receivable and other current assets		(2,818)	[2]	(149)	[2]	(2,426)		(11,182)	[1]
Other current financial assets		(268)	[2]	(14)	[2]	379		1,417	[1]
Inventories		(5,635)	[2]	(299)	[2]	(3,809)		(2,808)	[1]
Derivative financial instruments		41	[2]	2	[2]	(23)		18	[1]
Trade accounts payable and other accounts		10,230	[2]	542	[2]	4,906		7,344	[1]
Other non-current liabilities		345	[2]	18	[2]	752		309	[1]
Other current financial liabilities		158	[2]	8	[2]	(544)		1,769	[1]
Employee benefits paid		(790)	[2]	(42)	[2]	(412)		(661)	[1]
Net cash generated from operations		73,529	[2]	3,899	[2]	59,532		52,094	[1]
Income taxes paid		(11,891)	[2]	(630)	[2]	(12,603)		(18,659)	[1]
Net cash generated by operating activities from discontinued operations						654		5,435	[1]
Net cash generated by operating activities from continuing operations		61,638	[2]	3,268	[2]	46,929		33,435	[1]
INVESTING ACTIVITIES
Proceeds from the sale of subsidiary, net of cash disposed						7,649
Acquisition by Coca-Cola FEMSA, net of cash acquired (see Note 4)						(5,692)
Deconsolidation in Coca-Cola FEMSA Venezuela (see Note 3.3)	[1]							(170)
Other acquisitions, net of cash acquired (see Note 4)		(7,136)	[2]	(374)	[2]	(321)
Equity accounted investees		(2,516)	[2]	(133)	[2]	(98)		(889)	[1]
Other equity investments	[2]	(14,419)		(765)
Partial disposal of investment in Heineken Group	[1]							50,790
Disposal (purchase) of investments		29,381	[2]	1,558	[2]	(40,487)		(2,539)	[1]
Interest received		3,253	[2]	172	[2]	2,736		1,470	[1]
Derivative financial instruments		(203)	[2]	(11)	[2]	99		(35)	[1]
Dividends received from equity accounted investees		3,026	[2]	160	[2]	2,927		3,277	[1]
Property, plant and equipment acquisitions		(22,926)	[2]	(1,216)	[2]	(21,584)		(19,484)	[1]
Proceeds from disposal of property, plant and equipment		655	[2]	35	[2]	467		491	[1]
Acquisition of intangible assets		(2,197)	[2]	(117)	[2]	(1,793)		(3,003)	[1]
Investment in other assets		(1,179)	[2]	(63)	[2]	(1,182)		(1,222)	[1]
Collections of other assets		415	[2]	22	[2]	166		94	[1]
Investment in other financial assets		(285)	[2]	(19)	[2]	(65)		(184)	[1]
Net cash (used in) generated by investing activities from discontinued operations						(962)		2,820	[1]
Net cash (used in) generated by investing activities from continuing operations		(14,132)	[2]	(751)	[2]	(57,178)		28,596	[1]
FINANCING ACTIVITIES
Proceeds from borrowings		18,280	[2]	788	[2]	16,155		13,599	[1]
Payments of bank loans		(26,301)	[2]	(1,213)	[2]	(17,182)		(18,130)	[1]
Interest paid		(6,503)	[2]	(345)	[2]	(6,799)		(6,547)	[1]
Derivative financial instruments		(690)	[2]	(37)	[2]	(2,288)		(1,579)	[1]
Dividends paid		(13,629)	[2]	(723)	[2]	(12,933)		(12,450)	[1]
Acquisition of non-controlling interest		(728)	[2]	(39)	[2]			(663)	[1]
Interest paid derived from leases	[2]	(4,498)		(238)
Payments of leases	[2]	(4,350)		(231)
Other financing activities		(15)	[2]	(1)	[2]	36		634	[1]
Financing from Vonpar's acquisition	[1]							4,082
Net cash used in financing activities from discontinued operations						(37)		(485)	[1]
Net cash (used) generated by financing activities from continuing operations		(38,433)	[2]	(2,040)	[2]	(23,011)		(21,054)	[1]
Increase (decrease) in cash and cash equivalents from continuing operations		9,073	[2]	477	[2]	(33,258)		40,977	[1]
Increase in cash and cash equivalents from discontinued operations						963		9,035	[1]
Cash and cash equivalents at the beginning of the period		62,047	[2]	3,290	[2]	96,944	[1]	43,637	[1]
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies		(5,558)	[2]	(291)	[2]	(2,602)		3,295	[1]
Cash and cash equivalents at the end of the period		$ 65,562	[2]	$ 3,476		$ 62,047	[2]	$ 96,944	[1]

[1]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3